FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Statement [Line Items]
Accounts Payable And Accrued Liabilities	$ 9,243	$ 11,867
Equipment Loans	69	$ 195
1-5 years [member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Minimum rental and lease payments	1,173
Equipment Loans	70
Finance Lease Obligations	1,405
Total	2,648
More Than 5 Years [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	0
Minimum rental and lease payments	3,710
Equipment Loans	0
Finance Lease Obligations	0
Total	3,710
Less Than One Year [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	9,243
Due to related parties	61
Minimum rental and lease payments	189
Equipment Loans	178
Finance Lease Obligations	1,743
Total	11,414
Financial Instruments [Member]
Statement [Line Items]
Accounts Payable And Accrued Liabilities	9,243
Due to related parties	61
Minimum rental and lease payments	5,072
Equipment Loans	248
Finance Lease Obligations	3,148
Total	$ 17,772